Equity (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Exercise Price Range [Member]
Exercise Price Lower Range Limit	$ 0.00
Exercise Price Upper Range Limit	$ 0.29
Options Outstanding - Shares | shares	626,159
Options Outstanding - Weighted Average Remaining Contract Life	9 years 7 months 17 days
Options Outstanding - Weighted - Average Exercise Price	$ 0.18
Options Exercisable - Shares | shares	0
Options Exercisable - Weighted - Average Exercise Price	$ 0
Exercise Price Range One [Member]
Exercise Price Lower Range Limit	0.30
Exercise Price Upper Range Limit	$ 0.50
Options Outstanding - Shares | shares	2,561,124
Options Outstanding - Weighted Average Remaining Contract Life	6 years 10 months 2 days
Options Outstanding - Weighted - Average Exercise Price	$ 0.40
Options Exercisable - Shares | shares	1,678,659
Options Exercisable - Weighted - Average Exercise Price	$ 0.41
Exercise Price Range Two [Member]
Exercise Price Lower Range Limit	0.51
Exercise Price Upper Range Limit	$ 0.75
Options Outstanding - Shares | shares	4,926,406
Options Outstanding - Weighted Average Remaining Contract Life	7 years 14 days
Options Outstanding - Weighted - Average Exercise Price	$ 0.60
Options Exercisable - Shares | shares	3,751,892
Options Exercisable - Weighted - Average Exercise Price	$ 0.60
Exercise Price Range Three [Member]
Exercise Price Lower Range Limit	0.76
Exercise Price Upper Range Limit	$ 1.25
Options Outstanding - Shares | shares	745,000
Options Outstanding - Weighted Average Remaining Contract Life	4 years 7 months 2 days
Options Outstanding - Weighted - Average Exercise Price	$ 0.95
Options Exercisable - Shares | shares	745,000
Options Exercisable - Weighted - Average Exercise Price	$ 0.95
Exercise Price Range Four [Member]
Exercise Price Lower Range Limit	1.26
Exercise Price Upper Range Limit	$ 1.75
Options Outstanding - Shares | shares	1,512,477
Options Outstanding - Weighted Average Remaining Contract Life	3 years 14 days
Options Outstanding - Weighted - Average Exercise Price	$ 1.41
Options Exercisable - Shares | shares	1,512,477
Options Exercisable - Weighted - Average Exercise Price	$ 1.41
Exercise Price Range Five [Member]
Exercise Price Lower Range Limit	1.76
Exercise Price Upper Range Limit	$ 2.75
Options Outstanding - Shares | shares	638,000
Options Outstanding - Weighted Average Remaining Contract Life	1 year 4 months 17 days
Options Outstanding - Weighted - Average Exercise Price	$ 2.32
Options Exercisable - Shares | shares	638,000
Options Exercisable - Weighted - Average Exercise Price	$ 2.32
Exercise Price Range Six [Member]
Exercise Price Lower Range Limit	2.76
Exercise Price Upper Range Limit	$ 4.50
Options Outstanding - Shares | shares	0
Options Outstanding - Weighted Average Remaining Contract Life	0 years
Options Outstanding - Weighted - Average Exercise Price	$ 0
Options Exercisable - Shares | shares	0
Options Exercisable - Weighted - Average Exercise Price	$ 0
Exercise Price Range Seven [Member]
Exercise Price Lower Range Limit	4.51
Exercise Price Upper Range Limit	$ 6.00
Options Outstanding - Shares | shares	60,000
Options Outstanding - Weighted Average Remaining Contract Life	11 days
Options Outstanding - Weighted - Average Exercise Price	$ 5.07
Options Exercisable - Shares | shares	60,000
Options Exercisable - Weighted - Average Exercise Price	$ 5.07